UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2014

Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2013 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
COMMON STOCK
Brazil — 6.8%
Banco do Brasil SA	780,000	$8,067
Cia de Saneamento Basico do Estado de Sao Paulo ADR	89,000	1,009
Even Construtora e Incorporadora SA	367,700	1,270
JBS SA	1,267,300	4,711
Light SA	288,000	2,700
M Dias Branco SA	30,500	1,293
Petroleo Brasileiro SPON SA, Class A ADR	360,900	5,302
Tractebel Energia SA	124,700	1,900
Vale SA, Class B ADR	490,900	6,877

		33,129

Chile — 0.2%
ENTEL Chile SA	68,999	936

China — 15.9%
Bank of China Ltd., Class H	17,228,000	7,953
China Communications Construction Co. Ltd., Class H	2,588,000	2,094
China Construction Bank Corp., Class H	5,529,000	4,186
China Lumena New Materials Corp.	9,166,000	1,802
China Petroleum & Chemical Corp., Class H	13,414,000	11,006
China Railway Construction Corp. Ltd., Class H	2,372,500	2,369
China Railway Group Ltd., Class H	3,487,000	1,805
China Yuchai International Ltd.	55,000	1,148
Datang International Power Generation Co. Ltd., Class H	2,980,000	1,378
Dongfeng Motor Group Co. Ltd., Class H	3,176,000	4,988
FerroChina Ltd.[1,2,3]	258,000	—
Great Wall Motor Co. Ltd., Class H	821,500	4,551
Guangzhou R&F Properties Co. Ltd., Class H	1,562,800	2,293
Industrial & Commercial Bank of China, Class H	13,272,000	9,000
KWG Property Holding Ltd.	1,511,000	840
PetroChina Co. Ltd. ADR	17,100	1,877
PetroChina Co. Ltd. Class H	498,000	547
Shanda Games Ltd. ADR[1]	705,900	3,233
Shenzhen Investment Ltd.	2,806,000	1,061
Shimao Property Holdings Ltd.	1,319,000	3,040
Sihuan Pharmaceutical Holdings Group Ltd.	4,925,000	4,507
Skyworth Digital Holdings Ltd.	5,464,000	3,020
Tencent Holdings Ltd.	23,700	1,518
WuXi PharmaTech Cayman Inc. ADR[1]	69,900	2,683

		76,899

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2013 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
India — 8.8%
Cairn India Ltd.	817,070	$4,282
Cipla Ltd.	180,574	1,171
Dr Reddy’s Laboratories Ltd.	125,881	5,152
HCL Technologies Ltd.	271,556	5,549
Indiabulls Housing Finance Ltd.	360,336	1,389
Karnataka Bank Ltd.	900,349	1,624
Lupin Ltd.	178,566	2,623
Oil & Natural Gas Corp. Ltd.	401,125	1,875
Power Finance Corp. Ltd.	1,453,730	3,932
Rural Electrification Corp. Ltd.	327,660	1,171
Sesa Sterlite Ltd.	601,776	1,972
Sun Pharmaceutical Industries Ltd.	386,345	3,549
Tata Motors Ltd.	1,124,454	6,877
UPL Ltd.	399,018	1,279

		42,445

Indonesia — 0.6%
Bank Rakyat Indonesia Persero	1,342,000	802
Indofood Sukses Makmur Tbk PT	1,787,000	971
Kalbe Farma	10,153,000	1,046

		2,819

Kazakhstan — 0.2%
KazMunaiGas Exploration Production JSC GDR	51,967	816

Malaysia — 2.2%
Tenaga Nasional Bhd	2,719,100	9,456
UMW Holdings Bhd	332,100	1,224

		10,680

Mexico — 3.0%
Alfa SAB de CV, Class A	2,740,600	7,687
Fomento Economico Mexicano SAB de CV ADR	15,900	1,556
Grupo Financiero Santander Mexico SAB de CV, Class B	1,056,800	2,873
Kimberly-Clark de Mexico SAB de CV, Class A	777,400	2,208

		14,324

Philippines — 0.2%
Megaworld Corp.	13,592,000	996

Poland — 3.4%
PGE SA	964,459	5,194
Polski Koncern Naftowy Orlen SA	108,586	1,476
Powszechny Zaklad Ubezpieczen SA	60,677	9,017
Tauron Polska Energia SA	713,775	1,034

		16,721

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2013 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
Qatar — 0.5%
Commercial Bank of Qatar QSC	61,946	$1,206
Industries Qatar QSC	27,517	1,276

		2,482

Russia — 5.5%
Gazprom OAO ADR	1,661,027	14,234
LUKOIL OAO ADR	140,289	8,776
MegaFon OAO GDR	71,228	2,390
Tatneft ADR	27,512	1,054

		26,454

South Africa — 8.2%
Aspen Pharmacare Holdings Ltd.	226,186	5,801
Aveng Ltd.[1]	354,932	895
AVI Ltd.	135,973	744
FirstRand Ltd.	2,703,277	9,264
Imperial Holdings Ltd.	58,965	1,140
Liberty Holdings Ltd.	115,896	1,345
MMI Holdings Ltd.	546,504	1,320
Redefine Properties Ltd.[4]	1,686,414	1,566
Sanlam Ltd.	395,265	2,009
Sasol Ltd.	180,818	8,899
Vodacom Group Ltd.	542,429	6,877

		39,860

South Korea — 15.6%
CJ Corp.	14,476	1,601
CJ E&M Corp.[1]	60,006	1,736
Daeduck GDS Co. Ltd.	41,160	686
Daesang Corp.	46,330	1,689
Hana Financial Group Inc.	53,936	2,247
Hanwha Corp.	132,890	4,945
Hyosung Corp.	64,285	4,289
Hyundai Marine & Fire Insurance Co. Ltd.	53,260	1,641
Kia Motors Corp.	165,379	8,807
Korea Gas Corp.	27,195	1,719
KT Corp.	134,920	4,042
Meritz Fire & Marine Insurance Co. Ltd.	46,697	671
Partron Co. Ltd.	66,539	901
Samsung Electronics Co. Ltd.	16,677	21,731
SK Holdings Co. Ltd.	8,772	1,591
SK Hynix Inc.[1]	199,380	6,974
SK Telecom Co. Ltd. ADR	237,000	5,835
Woori Finance Holdings Co. Ltd.	333,900	4,218

		75,323

Taiwan — 13.1%
Asustek Computer Inc.	134,300	1,209

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2013 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
Taiwan — (continued)
Chicony Electronics Co. Ltd.	474,655	$1,195
Chong Hong Construction Co.	595,000	1,832
Compal Electronics Inc.	7,314,316	5,609
Coretronic Corp.	2,688,000	2,660
HON HAI Precision Industry Co. Ltd.	4,339,300	11,704
Inventec Corp.	4,114,000	3,643
Lite-On Technology Corp.	1,577,511	2,535
MediaTek Inc.	411,000	6,126
Merida Industry Co. Ltd.	360,150	2,616
Pegatron Corp.	2,246,000	2,904
Phison Electronics Corp.	206,000	1,318
Pou Chen Corp.	3,569,000	5,344
Powertech Technology Inc.	1,170,000	1,791
President Chain Store Corp.	336,000	2,333
Taiwan Cement Corp.	2,218,000	3,449
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	207,000	3,610
Uni-President Enterprises Corp.	696,020	1,256
Wistron Corp.	2,757,727	2,322

		63,456

Thailand — 2.6%
Bangchak Petroleum	2,340,500	2,003
Bangkok Dusit Medical Services	388,300	1,395
PTT	486,500	4,243
Sansiri	33,291,500	1,824
Thai Airways International	2,509,800	1,059
Thanachart Capital	2,250,100	2,220

		12,744

Turkey — 1.9%
Ford Otomotiv Sanayi AS	128,188	1,355
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D1	1,658,633	818
Tupras Turkiye Petrol Rafinerileri AS	63,135	1,261
Turk Hava Yollari	1,135,616	3,405
Turk Traktor ve Ziraat Makineleri AS	84,648	2,425

		9,264

United Arab Emirates — 1.4%
Dubai Islamic Bank PJSC	3,838,535	5,612
Emaar Properties PJSC	650,401	1,355

		6,967

Total Common Stock
(Cost $425,720) — 90.1%		436,315

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2013 (Unaudited)

Causeway Emerging Markets Fund	Number of Shares	Value
EXCHANGE TRADED FUNDS
iShares MSCI Emerging Markets Index Fund	96,900	$4,048
Vanguard FTSE Emerging Markets Fund	387,820	15,955

Total Exchange Traded Funds
(Cost $19,643) — 4.1%		20,003

PREFERENCE STOCK
Brazil — 1.4%
Cia Energetica de Minas Gerais	375,110	2,228
Cia Energetica de Sao Paulo	248,200	2,358
Cia Paranaense de Energia	86,500	1,119
Metalurgica Gerdau SA, Class A	98,100	973

		6,678

Russia — 1.3%
Sberbank of Russia	1,700,880	3,912
Surgutneftegas	4,129,200	2,478

		6,390

South Korea — 0.4%
LG Chemical Ltd.	11,581	1,676

Total Preference Stock
(Cost $15,906) — 3.1%		14,744

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040%**	12,012,362	12,012

Total Short-Term Investment
(Cost $12,012) — 2.5%		12,012

Total Investments — 99.8%
(Cost $473,281) ‡		483,074

Other Assets in Excess of Liabilities — 0.2%		1,188

Net Assets — 100.0%		$484,262

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2013.
1	Non-income producing security.
2	Security is fair valued at zero due to company’s insolvency.
3	Security considered illiquid. The total market value of such security as of December 31, 2013 was $0 and represented 0.00% of net assets.
4	Real Estate Investment Trust

ADR	American Depositary Receipt
FTSE	Financial Times London Stock Exchange
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2013 (Unaudited)

‡	At December 31, 2013, the tax basis cost of the Fund’s investments was $473,281 and the unrealized appreciation and depreciation were $27,374 and ($17,581), respectively.

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2013:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Common Stock
Brazil	$33,129	$—	$—	$33,129
Chile	936	—	—	936
China	8,941	67,958	—	76,899
India	1,389	41,056	—	42,445
Indonesia	—	2,819	—	2,819
Kazakhstan	816	—	—	816
Malaysia	—	10,680	—	10,680
Mexico	14,324	—	—	14,324
Philippines	—	996	—	996
Poland	—	16,721	—	16,721
Qatar	1,276	1,206	—	2,482
Russia	—	26,454	—	26,454
South Africa	9,187	30,673	—	39,860
South Korea	5,835	69,488	—	75,323
Taiwan	3,610	59,846	—	63,456
Thailand	—	12,744	—	12,744
Turkey	—	9,264	—	9,264
United Arab
Emirates	—	6,967	—	6,967

Total Common Stock	$79,443	$356,872	$—	$436,315

Exchange Traded Funds	$20,003	$—	$—	$20,003

Preference Stock
Brazil	$6,678	$—	$—	$6,678
Russia	6,390	—	—	6,390
South Korea	—	1,676	—	1,676

Total Preference Stock	$13,068	$1,676	$—	$14,744

Short-Term Investment	$12,012	$—	$—	$12,012

Total Investments in Securities	$124,526	$358,548	$—	$483,074

†	Represents securities trading outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading, and in Thailand and Russia due to “foreign line” securities using “local line” prices.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. For the period ended December 31, 2013, there were transfers between Level 1 and Level 2 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-002-1400

Item 2.	Controls and Procedures

(a)  The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: February 28, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer
Date: February 28, 2014